Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Summary of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following:

	As of December 31, 2017	As of December 31, 2016
Marketing suppliers	28,301	15,723
Provision for invoices to be received	6,285	3,353
Affiliated agencies	977	690
Other suppliers	10,046	5,569

	$45,609	$25,335